UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22465

The Endowment Institutional TEI Fund W, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Institutional TEI Fund W, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments.

The Endowment Institutional TEI Fund W, L.P. invests substantially all of its assets indirectly in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Consolidated Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

A Limited Partnership

Notes to Schedule of Investments

September 30, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Institutional TEI Fund W, L.P. (the “Institutional TEI Fund”), is a limited partnership organized under the laws of the state of Delaware. The Institutional TEI Fund was registered and began operations on January 1, 2011 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Institutional TEI Fund was created to serve as a feeder fund for The Endowment Offshore Institutional Fund W, Ltd. (the “Offshore Institutional Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional TEI Fund may include the Offshore Institutional Fund and Master Fund, as the context requires.

The Institutional TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore Institutional Fund, which will in turn invest substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore Institutional Fund and the Institutional TEI Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional TEI Fund’s Schedule of Investments that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests indirectly owned by the Institutional TEI Fund on September 30, 2011, was 0.55%.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional TEI Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) INVESTMENT SECURITIES TRANSACTIONS

The Institutional TEI Fund records security transactions on a trade-date basis.

(c) VALUATION OF INVESTMENTS

The Institutional TEI Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Institutional TEI Fund’s valuation policies.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or Citi Fund Services Ohio, Inc., the Institutional TEI Fund’s independent administrator.

1

THE ENDOWMENT INSTITUTIONAL TEI FUND W, L.P.

A Limited Partnership

Notes to Schedule of Investments, continued

September 30, 2011

(Unaudited)

The Institutional TEI Fund invests substantially all of its assets in the Offshore Institutional Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional TEI Fund’s proportional share of the Master Fund’s partners’ capital through the Offshore Institutional Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

(d) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Institutional TEI Fund records its investment in the Offshore Institutional Fund, which in turn invests in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional TEI Fund may invest either directly or through the Offshore Institutional Fund and the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional TEI Fund’s risk of loss in these Investment Funds is limited to the Institutional TEI Fund’s pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Offshore Institutional Fund and Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/11

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

September 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.04% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.	35,876	$1,991,363
Energy (1.10% of Partners’ Capital)
BlueGold Global Fund, L.P.		50,398,284
Enhanced Fixed Income (0.29% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D) (1)	12,986	13,227,460
International Equity (1.53% of Partners’ Capital)
Algebris Global Financials Fund, L.P. (Class F) (2)		28,100,611
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		42,064,675
Natural Resources (0.56% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		24,035,952
Sentient Global Resources Fund IV, L.P.		1,721,033
Private Equity (6.93% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P. (1)		25,711,853
Carlyle Japan International Partners II, L.P.		1,247,497
CX Partners Fund Limited (1) (2)		8,850,225
Gavea Investment Fund II A, L.P.		4,095,417
Gavea Investment Fund III, L.P.		59,195,394
Hillcrest Fund, L.P. (3)		12,246,086
Hony Capital Fund 2008, L.P.		19,922,705
India Asset Recovery Fund, L.P.		348,726
J.C. Flowers III, L.P. (1)		7,311,637
LC Fund IV, L.P. (1) (2)		17,591,649
New Horizon Capital III, L.P. (1) (2)		24,206,602
Northstar Equity Partners III Limited (1)		840,923
Orchid Asia IV, L.P. (1)		14,407,050
Reservoir Capital Partners (Cayman), L.P.		8,350,575
Tiger Global Private Investment Partners IV, L.P. (1)		10,413,974
Tiger Global Private Investment Partners V, L.P.		28,892,812
Tiger Global Private Investment Partners VI, L.P.		9,024,335
Trustbridge Partners II, L.P. (2)		29,914,297
Trustbridge Partners III, L.P. (2)		30,046,668
Trustbridge Partners IV, L.P.		6,035,351
Real Estate (0.87% of Partners’ Capital)
Forum European Realty Income III, L.P. (2)		9,648,560
Phoenix Asia Real Estate Investments II, L.P. (1) (2)		14,506,450
Phoenix Real Estate Fund (T) L.P.		16,003,639

Total Cayman Islands		520,351,803

Guernsey
Private Equity (0.14% of Partners’ Capital)
Mid Europa Fund III LP (1)		6,526,102

Total Guernsey		6,526,102

Republic of Mauritius
International Equity (0.42% of Partners’ Capital)
India Capital Fund Ltd. (2)	450,725	19,386,867
Real Estate (0.07% of Partners’ Capital)
Orbis Real Estate Fund I (1) (2)		3,298,169

Total Republic of Mauritius		22,685,036

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P. (1)		1,819,782

Total Scotland		1,819,782

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom
Private Equity (0.26% of Partners’ Capital)
Darwin Private Equity I, L.P.		$4,991,689
Exponent Private Equity Partners II, L.P. (1)		3,852,821
Sovereign Capital Limited Partnership III (2)		3,056,096
Real Estate (0.17% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,823,122
Patron Capital L.P. II		930,409
Patron Capital L.P. III		5,070,893

Total United Kingdom		19,725,030

United States
Arbitrage Strategies (11.18% of Partners’ Capital)
Citadel Wellington LLC		60,235,495
Eton Park Fund, L.P.		51,693,242
Investcorp Silverback Arbitrage Fund, LLC (3)		16,800,633
Kenmont Onshore Fund, L.P. (2)		1,281,795
King Street Capital, L.P.		27,047,429
Magnetar Capital Fund, L.P.		7,263,480
Magnetar SPV, LLC (Series L) (3)		14,724,612
OZ Asia Domestic Partners, L.P. (1)		3,487,353
Paulson Advantage Plus, L.P.		42,068,164
Paulson Partners Enhanced, L.P. (2)		42,706,701
PIPE Equity Partners, L.L.C. (3)		26,591,550
PIPE Select Fund, L.L.C. (3)		54,659,037
PSAM WorldArb Partners, L.P. (2)		35,010,637
Stark Investments Limited Partnership (1)		917,304
Stark Select Asset Fund, LLC		3,405,384
Waterstone Market Neutral Fund, L.P. (2)		55,453,955
Whitebox Multi-Strategy Fund, L.P. (2)		69,637,389
Domestic Equity (4.66% of Partners’ Capital)
Artis Partners 2X (Institutional), L.P. (2)		27,114,775
CCM Small Cap Value Qualified Fund, L.P.		27,342,720
HealthCor, L.P. (2)		48,597,698
Ithan Creek Partners, L.P.		18,936,866
Samlyn Onshore Fund, L.P.		45,928,913
Tiger Consumer Partners, L.P. (2)		46,271,464
Energy (6.64% of Partners’ Capital)
AL Gulf Coast Terminals, LLC (1) (2)		12,367,566
ArcLight Energy Partners Fund IV, L.P. (1)		9,848,158
CamCap Resources, L.P.		435,360
Chilton Global Natural Resources Partners, L.P.		35,007,784
EnCap Energy Capital Fund VII-B, L.P. (1)		9,541,989
Encap Energy Infrastructure TE Feeder, L.P. (2)		5,144,196
Intervale Capital Fund, L.P. (1) (2)		21,964,969
Merit Energy Partners G, L.P. (1)		7,467,914
Midstream & Resources Follow-On Fund, L.P. (1)		20,233,544
NGP Energy Technology Partners II, L.P.		3,748,214
NGP IX Offshore Fund, L.P.		28,883,288
NGP Midstream & Resources, L.P. (1)		12,580,072
Quantum Parallel Partners V, L.P.		442,027
Southport Energy Plus Partners, L.P. (2)		48,271,498
TPF II-A, L.P. (1)		18,386,938

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (6.64% of Partners’ Capital) (continued)
Velite Energy, L.P. (2)		$71,269,336
Enhanced Fixed Income (15.42% of Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P. (2)		52,545,498
Ares Enhanced Credit Opportunities Fund, L.P.		17,714,839
BDCM Partners I, L.P. (2)		52,033,839
Bell Point Credit Opportunities Fund, L.P. (2)		25,367,724
Contrarian Capital Fund I, L.P. (2)		77,822,211
Courage Special Situations Fund, L.P. (2)		14,149,568
Credit Distressed Blue Line Fund, L.P. (3)		49,587,091
Fortelus Special Situations Fund, L.P. (2)		38,107,344
Halcyon European Structured Opportunities Fund, L.P. (3)		596,659
Harbinger Capital Partners Fund I, L.P. (3)		57,391,253
Harbinger Capital Partners Fund II, L.P.		5,262,421
Harbinger Capital Partners Special Situations Fund, L.P.		9,857,364
Harbinger Class L Holdings (U.S.), LLC		281,774
Harbinger Class LS Holdings (U.S.) Trust (2)		10,722,498
Harbinger Class PE Holdings (U.S.) Trust		3,376,821
Indaba Capital Partners, L.P. (2)		27,397,586
Morgan Rio Capital Fund, L.P. (3)		21,857,918
Mudrick Distressed Opportunity Fund L.P. (3)		23,663,855
Owl Creek II, L.P.		15,205,046
Paulson Credit Opportunities, L.P.		63,236,041
Prospect Harbor Credit Partners, L.P.		7,090,859
Providence MBS Fund L.P. (2)		53,825,724
Q Funding III, L.P. (2)		13,926,475
Q4 Funding, L.P. (2)		43,327,018
Sorin Fund, L.P.		815,377
Visium Credit Opportunities Fund, L.P. (2)	25,000	24,572,330
International Equity (2.93% of Partners’ Capital)
Dabroes Investment Fund L.P. (2)		37,922,504
Penta Asia Domestic Partners, L.P.		8,441,354
Skopos Fund, LLC (2)	111,892	14,061,524
Steel Partners Japan Strategic Fund, L.P.		1,716,743
TAEF Fund, LLC (2)		47,300,124
Value Partners Hedge Fund LLC		25,046,468
Natural Resources (0.00% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		40,883
Global Opportunistic (16.98% of Partners’ Capital)
Atlas Global LLC		26,276,755
Blue Trend L.P.		35,669,081
Corriente Partners, L.P. (2)		40,175,949
Corriente China Opportunity Partners, L.P. (2)		10,166,424
Corriente China Opportunity Partners II, L.P. (2)		20,622,646
Covepoint Emerging Markets Macro Fund, L.P. (2)		55,840,795
EDF-MI Onshore, L.P. (3)		137,810,839

Global Undervalued Securities Fund (QP), L.P.	43,984,554
Hayman Capital Partners, L.P. (2)	29,786,933
Japan Macro Opportunity Partners, L.P. (2)	13,930,650
Passport II, L.P. (2)	72,682,283
Salem Global Opportunity Fund, L.P. (2)	30,198,336
Senator Global Opportunity Fund L.P.	34,469,769
Tiger Global, L.P.	70,403,359
Valiant Capital Partners, L.P. (2)	135,127,566

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Global Opportunistic (16.98% of Partners’ Capital) (continued)
Viking Global Equities, L.P. (1)		$23,280,918
Private Equity (6.83% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P. (2)		13,315,280
Advent Latin American Private Equity Fund IV-F, L.P.		6,993,646
Advent Latin American Private Equity Fund V-F, L.P.		2,356,511
Audax Mezzanine Fund II, L.P. (1)		4,521,507
Audax Mezzanine Fund III, L.P. (1)		1,786,129
BDCM Opportunity Fund II, L.P. (1)		7,714,693
Black River Commodity Multi-Strategy Fund, LLC		1,279,226
Bonanza Master Fund Ltd, Liquidating Trust (2)	51	27,916
Brazos Equity Fund II, L.P.		1,579,584
Brazos Equity Fund III, L.P. (1)		5,834,442
Capital Royalty Partners, L.P. (1)		1,021,100
Carlyle Partners V, L.P. (1)		8,176,193
Catterton Growth Partners, L.P. (2)		10,207,516
CCM Small Cap Value Qualified Fund, L.P. (3)		361,647
Chrysalis Ventures III, L.P.		2,045,396
Contrarian Equity Fund, L.P.		1,423,152
Crosslink Crossover Fund IV, L.P.		2,534,317
Crosslink Crossover Fund V, L.P.		9,122,190
Crosslink Crossover Fund VI, L.P. (2)		15,189,805
Dace Ventures I, L.P. (2)		1,878,097
Encore Consumer Capital Fund, L.P. (1)		2,298,368
Fairhaven Capital Partners, L.P.		4,018,031
Garrison Opportunity Fund, LLC (2)		20,865,208
Garrison Opportunity Fund II A, LLC	3,473	5,811,755
GMO Emerging Illiquid Fund, L.P.		2,921,693
HealthCor Partners Fund, L.P. (2)		4,868,550
Highland Credit Strategies Liquidation Vehicle Onshore		3,241,772
Integral Capital Partners VIII, L.P. (1)		3,750,407
L-R Global Partners, L.P.		408,273
MatlinPatterson Global Opportunities Partners III, L.P.		9,376,531
Middle East North Africa Opportunities Fund, L.P. (1) (3)	5,089	2,081,637
Monomoy Capital Partners, L.P. (1)		4,500,918
Monomoy Capital Partners II, L.P.		96,111
Monsoon India Inflection Fund, L.P.		446,914
Monsoon India Inflection Fund 2, L.P.		834,057
Pine Brook Capital Partners, L.P. (1)		11,526,300
Pinto America Growth Fund, L.P. (1)		1,694,029
Private Equity Investment Fund IV, L.P. (1) (2)		6,458,835
Private Equity Investors Fund V, L.P. (1) (2)		20,568,673
Saints Capital VI, L.P. (2)		15,893,441
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,817,371
Sanderling Venture Partners VI, L.P.		1,234,065
Silver Lake Partners III, L.P. (1)		5,167,491
Sterling Capital Partners II, L.P.		1,979,413
Sterling Capital Partners III, L.P.		6,918,933
Sterling Group Partners II, L.P.		2,216,173
Sterling Group Partners III, L.P.		3,863,620
Strategic Value Global Opportunities Fund I-A, L.P.		5,623,304
The Column Group, L.P.		6,229,850
The Founders Fund III, L.P.		5,093,598
The Raptor Private Holdings, L.P.		5,207,406

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (6.83% of Partners’ Capital) (continued)
Trivest Fund IV, L.P. (1) (2)		$11,635,057
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		6,722,560
VCFA Private Equity Partners IV, L.P. (1)		2,629,901
VCFA Venture Partners V, L.P.		11,984,436
Voyager Capital Fund III, L.P.		2,276,592
WestView Capital Partners II, L.P. (1) (2)		13,788,178
Real Estate (3.66% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		426,256
Cypress Realty VI, L.P.		6,476,970
DaVinci Corporate Opportunity Partners, L.P.		424,461
Florida Real Estate Value Fund, L.P. (1) (2)		6,678,747
GTIS Brazil Real Estate Fund (Brazilian Real), L.P. (2)		23,774,344
Lone Star Real Estate Fund II (U.S.) L.P.		919,902
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		12,735,128
Northwood Real Estate Co-Investors L.P. (1)		4,851,147
Northwood Real Estate Partners L.P. (1)		11,266,767
Parmenter Realty Fund III, L.P.		8,840,817
Parmenter Realty Fund IV, L.P. (2)		1,306,038
Pennybacker II, L.P. (2)		1,090,519
SBC Latin America Housing US Fund, L.P. (3)		194,947
Square Mile Partners III L.P. (1)		22,543,815
TCW Special Mortgage Credits Fund II, L.P.		58,037,605
Transwestern Mezzanine Realty Partners II, L.L.C.		189,640
Transwestern Mezzanine Realty Partners III, L.L.C. (2)		8,179,417

Total United States		3,138,815,357

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		3,709,923,110	80.72%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.28% of Partners’ Capital)
El Tejar Limited		12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.69% of Partners’ Capital)
CRC Credit Fund Ltd. (2)	126,733	44,835,158
Overseas CAP Partners, Inc. (3)	19,429	32,945,304
International Equity (1.50% of Partners’ Capital)
EEA Europe Long Short Fund (3)	231,835	26,948,512
Quorum Fund Limited	22,361	1,364,753
The Russian Prosperity Fund	1,056,068	40,690,284
Natural Resources (0.17% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		7,714,094

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		154,498,105

Total Passive Foreign Investment Companies		167,358,105	3.64%

Private Corporations
United States
Real Estate (0.43% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		2,367,857
Legacy Partners Realty Fund III, Inc.		4,194,076
Net Lease Private REIT V, Inc.		1,543,669

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Private Corporations (continued)
United States (continued)
Real Estate (0.43% of Partners’ Capital) (continued)
Net Lease Private REIT VI, Inc. (1)		$3,039,220
Net Lease Private REIT VII, Inc. (1) (2)		4,232,440
Net Lease Private REIT VII-A, Inc. (1) (2)		4,232,440

Total United States		19,609,702

Total Private Corporations		19,609,702	0.43%

Total Investments in Investment Funds (Cost $3,566,044,033)		3,896,890,917	84.79%

Investments in Securities
Registered Investment Companies
Closed End Funds
United States
International Equity (0.18% of Partners’ Capital)
Morgan Stanley China A Share Fund	204,000	4,322,760
The China Fund, Inc.		4,186,000

Total United States		8,508,760

Total Closed End Funds		8,508,760	0.18%

Exchange Traded Funds
United States
Domestic Equity (0.48% of Partners’ Capital)
Health Care Select Sector Spdr Fund (1)	696,000	22,077,120
Energy (0.71% of Partners’ Capital)
Oil Service HOLDRs Trust (1)	317,500	32,737,425
International Equity (0.27% of Partners’ Capital)
iShares FTSE China 25 Index Fund	407,000	12,547,810
Natural Resources (4.22% of Partners’ Capital)
Market Vectors Gold Miners ETF (1)	1,602,002	88,414,490
SPDR Gold	663,956	104,958,165
Traditional Fixed Income (3.65% of Partners’ Capital)
iShares Barclays 20+ Year Treasury Bond Fund (1)	1,388,996	167,790,717

Total United States		428,525,727

Total Exchange Traded Funds		428,525,727	9.33%

Open End Funds
United States
Domestic Equity (2.47% of Partners’ Capital)
GMO Quality Fund III (1)	5,616,642	113,175,327
Traditional Fixed Income (0.16% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund (1)	388,128	7,277,401
Natural Resources (1.13% of Partners’ Capital)
The Tocqueville Gold Fund	691,373	51,700,861
Real Estate (1.16% of Partners’ Capital)
Cohen & Steers International Realty Fund (1)	1,890,283	16,710,104
Doubleline Total Return Bond I (1)	3,320,247	37,186,768

Total United States		226,050,461

Total Open End Funds		226,050,461	4.92%

Money Market Fund
United States
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund (1)	154,694,842	154,694,842

Total Money Market Fund		154,694,842	3.37%

Total Registered Investment Companies		817,779,790	17.80%

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
U.S. Government Debt Obligations
United States
U.S. Treasury Bond, 4.375%, 02/15/38 (1)	5,400,000	$6,898,500
U.S. Treasury Bond, 4.375%, 05/15/40 (1)	5,400,000	6,950,826
U.S. Treasury Bond, 4.50%, 02/15/36 (1)	5,300,000	6,862,673
U.S. Treasury Bond, 4.75%, 02/15/37 (1)	5,000,000	6,715,625
U.S. Treasury Bond, 4.50%, 05/15/38 (1)	5,300,000	6,903,250
U.S. Treasury Bond, 4.50%, 08/15/39 (1)	5,300,000	6,937,202
U.S. Treasury Bond, 4.375%, 11/15/39 (1)	5,400,000	6,942,375
U.S. Treasury Bond, 4.625%, 02/15/40 (1)	5,200,000	6,948,500
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	8,248,337
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	7,895,070
U.S. Treasury Note, 3.50%, 02/15/39 (1)	6,300,000	7,004,813
U.S. Treasury Note, 4.25%, 05/15/39 (1)	5,500,000	6,921,409

Total United States		85,228,580

Total U.S. Government Debt Obligations		85,228,580	1.85%

Call Options Purchased
United States
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	6,965,805
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	5,212,840
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	6,836,754
CMS Capital- 10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	5,232,432

Total United States		24,247,831

Total Call Options Purchased		24,247,831	0.52%

Warrants
United States
Global Opportunistic (0.00% of Partners’ Capital)
Bally Total Fitness Holdings Corp Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	—

Total United States		—

Total Warrants		—	0.00%

Total Investments in Securities (Cost $827,744,420)		927,256,201	20.17%

Total Investments (Cost $4,393,788,453)		$4,824,147,118	104.96%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2011, were $634,980,885. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

See accompanying notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments

September 30, 2011

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned limited liability company of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The Schedule of Investments of the Master Fund and the Company are consolidated and thus the Consolidated Schedule of Investments presents the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by Endowment Advisers, L.P. (the “Adviser”) to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

(2) SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

The Consolidated Schedule of Investments includes the investments of the Master Fund and its subsidiary, the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Master Fund’s board of directors (the “Board”) has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, the fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

“bid” and “ask” prices at the close of trading on that date. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, or if the last sales price is not between the “bid” and “ask” price, the position will be valued at whichever of the “bid” or “ask” is closest to the last sale. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security.

•

FOREIGN CURRENCY—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(e) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. During the period, the Master Fund has invested in call and put option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio. During the quarter ended September 30, 2011, the Master Fund’s direct investments in derivatives consisted of call options purchased. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2011, and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Condolidated Schedule of Investments	Total Fair Value
Options Contracts
Interest Rate Exposure:	Investments in Securities, at fair value	$24,247,831

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

(f) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(g) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements has not yet been determined.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets

• Level 2 —	investments that can be fully redeemed at the net asset value in the ‘‘near term’’ or other significant observable inputs

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the ‘‘near term’’; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of September 30, 2011, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total Investments
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$518,217,295	$518,217,295
Domestic Equity	—	—	214,554,084	214,554,084
Energy	—	—	355,991,137	355,991,137
Enhanced Fixed Income	—	—	698,390,261	698,390,261
Global Opportunistic	—	$30,198,336	750,228,520	780,426,856
International Equity	—	—	224,040,870	224,040,870
Natural Resources	—	—	25,797,868	25,797,868
Private Equity	—	—	673,286,977	673,286,977
Real Estate	—	—	219,217,762	219,217,762
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	77,780,462	77,780,462
International Equity	—	67,638,796	1,364,753	69,003,549
Natural Resources	—	—	7,714,094	7,714,094
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	19,609,702	19,609,702
Registered Investment Companies
Domestic Equity	$135,252,447	—	—	135,252,447
Energy	32,737,425	—	—	32,737,425
International Equity	21,056,570	—	—	21,056,570
Money Market Fund	154,694,842	—	—	154,694,842
Natural Resources	245,073,516	—	—	245,073,516
Real Estate	53,896,872	—	—	53,896,872
Traditional Fixed Income	175,068,118	—	—	175,068,118
U.S. Government Debt Obligations
Traditional Fixed Income	—	85,228,580	—	85,228,580
Call Options Purchased	—	24,247,831	—	24,247,831
Warrants
Global Opportunistic Equity	—	—	—	—

Total Investments	$817,779,790	$207,313,543	$3,799,053,785	$4,824,147,118

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The Master Fund discloses significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2 or 3 as of September 30, 2011, based on levels assigned to Investment Funds on December 31, 2010.

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of June 30, 2011	Transfers In (Out)	Gross Purchases	Gross (Sales)*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2011
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$594,222,196	$—	$1,512,328	$(24,862,823)	$3,671,722	$(56,326,128)	$518,217,295
Domestic Equity	329,708,531	—	—	(91,039,456)	28,918,033	(53,033,024)	214,554,084
Energy	424,771,709	—	4,595,479	(63,223,000)	9,619,892	(19,772,943)	355,991,137
Enhanced Fixed Income	788,972,688	—	2,905,460	(21,110,311)	(2,758,262)	(69,619,314)	698,390,261
Global Opportunistic	806,516,628	—	—	(83,695,818)	28,278,389	(870,679)	750,228,520
International Equity	329,199,457	—	—	(44,603,326)	7,831,558	(68,386,819)	224,040,870
Natural Resources	25,087,547	—	1,771,827	—	—	(1,061,506)	25,797,868
Private Equity	627,957,585	—	83,135,614	(34,582,912)	3,716,509	(6,939,819)	673,286,977
Real Estate	209,856,961	—	23,580,848	(10,374,761)	1,569,063	(5,414,349)	219,217,762
Passive Foreign Investment Companies
Arbitrage Strategies	108,480,382	—	—	(30,020,345)	3,705,579	(4,385,154)	77,780,462
International Equity	1,373,428	—	—	—	—	(8,675)	1,364,753
Natural Resources	7,980,138	—	—	—	1,263	(267,307)	7,714,094
Private Equity	12,860,000	—	—	—	—	—	12,860,000
Private Corporations
Real Estate	18,236,880	—	2,585,572	(2,087,791)	—	875,041	19,609,702

Total Investments	$4,285,224,130	$—	$120,087,128	$(405,600,543)	$84,553,746	$(285,210,676)	$3,799,053,785

*	Includes Return of Capital and Capital Gain Distributions

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

The change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2011, is $(262,021,235).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. A listing of the investments held by the Master Fund and their attributes as of September 30, 2011, that may qualify for this valuation approach are shown in the table below.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment or an additional investment.

Investment Category	Investment Strategy	Fair Value (in 000's)	Unfunded Commitments (in 000's)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$595,999	N/A	N/A	Quarterly - Semi-Annually	30-90	0-2 years; up to 9% redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	214,554	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 7% redemption fee
Energy (c)	Investments in securities issued by companies in the energy sector.	355,991	$140,804	up to 15 years	Monthly - Quarterly	30-90	0-15 years; up to 5% redemption fee
Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	698,390	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% redemption fee
International Equity (e)	Investments in equity securities issued by foreign companies.	293,044	N/A	N/A	Weekly - Semi-Annually	7-90	0-3 years; up to 5% redemption fee
Natural Resources (f)	Investments with exposure to non-energy natural resources.	33,512	15,904	up to 10 years	N/A	N/A	0-10 years
Global Opportunistic (g)	Investments in a variety of global markets across all security types.	780,427	N/A	N/A	Monthly - Annually	3-90	0-4 years; up to 5 % redemption fee
Private Equity (h)	Investments in nonpublic companies.	686,147	371,684	up to 10 years	Semi-Annually - Rolling 3 years	60-90	0-10 years; up to 6% redemption fee
Real Estate (i)	Investments in REIT's, private partnerships, and various real estate related mortgage securities.	238,827	106,589	up to 10 years	N/A	N/A	0-10 years; up to 3% redemption fee

		$3,896,891	$634,981

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(f)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(g)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of September 30, 2011, was $4,393,788,453, resulting in accumulated net unrealized appreciation of $430,358,665 consisting of $747,847,012 in gross unrealized appreciation and $317,488,347 in gross unrealized depreciation.

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

During the quarter ended September 30, 2011, investments in BDCM Partners I, L.P, were received through a transfer-in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related costs were $2,886,475 and $2,634,247, respectively.

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate, provide for periodic redemptions ranging from monthly to annually, after a notice period, with lock-up provisions usually for a period of up to two years from the date of investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at September 30, 2011:

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Withdrawal Rights
Category 1 Assets (a)	10.00%-65.00% (b)	67.80%	Securities and derivatives with T+3 activity or Investment Funds that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.
Category 2 Assets (c)	0.00%-65.00% (b)	10.40%

Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category One Assets due to frequency of redemptions allowed or extended lock-up periods remaining..

Category 3 Assets (d)	25.00%(b)	21.80%

Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Assets. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

	100.00%	100.00%

THE ENDOWMENT MASTER FUND, L.P.

A Limited Partnership

Notes to Consolidated Schedule of Investments, continued

September 30, 2011

(Unaudited)

*	The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.
(a)

Category One Assets are defined as cash, money market funds, and exchange-traded securities, including but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.

(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category One Assets, or more than 25% of its capital invested in Category Three Assets, with all remaining capital invested in Category One Assets or Category Two Assets.

(c)

Category Two Assets also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interest or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category One Assets or Category Two Assets (collectively, “Residual Interests”) shall also each be conclusively deemed to be a Category Two Asset unless the Adviser reasonably concludes that the majority of such Residual Interest will not become liquid within three years, in which case the Adviser will categorize such Residual Interest as Category Three Assets.

(d)

Category Three Assets may include, without limitation, private equity funds, estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included on Category One Assets or Category Two Assets will be classified as Category One Assets. Any other holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category Two Assets if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category Three Assets.

(c) AFFILIATED INVESTMENT FUNDS

At September 30, 2011, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2011 activity) is shown below:

				For the Period					For the Period
				7/1/2011 through 9/30/2011					7/1/2011 through 9/30/2011
						Realized	Change in		Interest/
	Shares	Shares	Fair Value	Cost of	Cost of	Gain (Loss) on	Appreciation/	Fair Value	Dividend
Investment Funds	6/30/2011	9/30/2011	6/30/2011	Purchases	Sales*	Investments	(Depreciation)	9/30/2011	Income
Accel-KKR Capital Partners III, L.P.			$9,051,454	$2,703,690	—	—	$1,560,136	$13,315,280	—
Alden Global Distressed Opportunities Fund, L.P.			64,666,798	—	—	—	(12,121,300)	52,545,498	—
AL Gulf Coast Terminals, LLC			8,734,393	—	—	—	3,633,173	12,367,566	$9,338
Algebris Global Financials Fund, L.P. (Class F)			44,190,029	—	—	—	(16,089,418)	28,100,611	—
Artis Partners 2X (Institutional), L.P.			35,277,371	—	—	—	(8,162,596)	27,114,775	—
BDCM Partners I, L.P.			53,064,450	2,905,460	$(4,105,375)	$343,702	(174,398)	52,033,839	—
Bell Point Credit Opportunities Fund, L.P.			31,411,260	—	—	—	(6,043,536)	25,367,724	—
Benson Elliott Real Estate Partners III, L.P.**			—	—	—	—	—	—	—
Bonanza Master Fund Ltd, Liquidating Trust	173	51	60,340	—	(67,559)	(96,841)	131,976	27,916	—
Catterton Growth Partners, L.P.			10,217,436	1,559,902	(1,753,164)	709,943	(526,601)	10,207,516	—
CCM Small Cap Value Qualified Fund, L.P.			32,931,713	—	—	—	(5,227,346)	27,704,367	—
Contrarian Capital Fund I, L.P.			84,828,323	—	—	—	(7,006,112)	77,822,211	—
Corriente Partners, L.P.			27,488,971	—	—	—	12,686,978	40,175,949	—
Corriente China Opportunity Partners, L.P.			6,946,105	—	—	—	3,220,319	10,166,424	—
Corriente China Opportunity Partners II, L.P.			15,186,009	—	—	—	5,436,637	20,622,646	—
Courage Special Situations Fund, L.P.			14,624,681	—	—	—	(475,113)	14,149,568	—
Covepoint Emerging Markets Macro Fund, L.P.			93,274,496	—	—	—	(37,433,701)	55,840,795	—
CRC Credit Fund Ltd.	130,662	126,733	49,452,640	—	(4,697,276)	1,002,748	(922,954)	44,835,158	—
Credit Distressed Blue Line Fund, L.P.			45,773,561	—	—	—	3,813,530	49,587,091	—
Crosslink Crossover Fund VI, L.P.			16,730,688	—	—	—	(1,540,883)	15,189,805	—
CX Partners Fund Limited			8,822,603	427,399	(60,174)	13,477	(353,080)	8,850,225	—
Dabroes Investment Fund L.P.			38,876,017	—	—	—	(953,513)	37,922,504	—
Dace Ventures I, L.P.			1,904,203	—	—	—	(26,106)	1,878,097	—
EDF-MI Onshore, L.P.			92,930,862	—	—	—	44,879,977	137,810,839	—
EEA Europe Long Short Fund	231,835	231,835	23,897,562	—	—	—	3,050,950	26,948,512	—
EnCap Energy Infrastructure TE Feeder, L.P.			4,351,782	647,863	—	—	144,551	5,144,196	—
Florida Real Estate Value Fund, LP			5,967,705	744,720	—	—	(33,678)	6,678,747	—
Fortelus Special Situations Fund, L.P.			55,597,991	—	(10,000,000)	(2,161,942)	(5,328,705)	38,107,344	—
Forum European Realty Income III, L.P.			10,562,704	—	—	—	(914,144)	9,648,560	—
Garrison Opportunity Fund, LLC			20,479,407	—	—	—	385,801	20,865,208	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			19,046,456	3,442,293	—	—	1,285,595	23,774,344	—
Halcyon European Structured Opportunities Fund, L.P.			609,099	—	—	—	(12,440)	596,659	—
Harbinger Capital Partners Fund I, L.P.			65,399,269	—	—	—	(8,008,016)	57,391,253	—
Harbinger Class LS Holdings (U.S.) Trust			10,833,443	—	—	—	(110,945)	10,722,498	—
Hayman Capital Partners, L.P.			40,475,459	—	(10,000,000)	(595,192)	(93,334)	29,786,933	—
HealthCor, L.P. ***			53,452,560	—	—	—	(4,854,862)	48,597,698	—
HealthCor Partners Fund, L.P.			3,859,959	—	—	—	1,008,591	4,868,550	—
Hillcrest Fund, L.P.			10,649,361	1,267,555	—	—	329,170	12,246,086	—
Indaba Capital Partners, L.P.			30,073,799	—	—	—	(2,676,213)	27,397,586	—
India Capital Fund Ltd.	450,725	450,725	24,532,285	—	—	—	(5,145,418)	19,386,867	—
Intervale Capital Fund, L.P.			20,839,225	—	(651,618)	109,469	1,667,893	21,964,969	10,568
Investcorp Silverback Arbitrage Fund, LLC			16,854,977	—	—	—	(54,344)	16,800,633	—
Japan Macro Opportunity Partners, L.P.			15,885,358	—	—	—	(1,954,708)	13,930,650	—
Kenmont Onshore Fund, L.P.			1,736,337	—	(433,539)	(51,311)	30,308	1,281,795	—
LC Fund IV, L.P.			15,337,080	740,544	—	—	1,514,025	17,591,649	—
Magnetar SPV, LLC (Series L)			17,828,537	—	(2,726,900)	(34,276)	(342,749)	14,724,612	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	3,714,985	—	—	—	(1,633,348)	2,081,637	—
Monsoon Infrastructure & Realty Co-Invest, L.P.			13,038,594	—	—	—	(303,466)	12,735,128	—
Morgan Rio Capital Fund, L.P. ***			22,585,410	—	—	—	(727,492)	21,857,918	—
Mudrick Distressed Opportunity Fund L.P.			25,649,950	—	—	—	(1,986,095)	23,663,855	—
Net Lease Private REIT VII, Inc			4,837,999	—	(605,559)	—	—	4,232,440	126,291
Net Lease Private REIT VII-A, Inc			4,837,999	—	(605,559)	—	—	4,232,440	126,291
New Horizon Capital III, L.P.			19,249,459	6,381,161	(779,623)	—	(644,395)	24,206,602	1,086,068
Orbis Real Estate Fund I			3,284,321	22,712	—	—	(8,864)	3,298,169	—
Overseas CAP Partners, Inc.	39,416	19,429	59,027,742	—	(25,323,069)	2,702,831	(3,462,200)	32,945,304	—
Passport II, L.P.			79,031,506	—	—	—	(6,349,223)	72,682,283	—
Paulson Partners Enhanced, L.P.			56,507,035	—	—	—	(13,800,334)	42,706,701	—
Pennybacker II L.P.			132,680	1,007,839	—	—	(50,000)	1,090,519	—
Phoenix Asia Real Estate Investments II, L.P.			14,832,239	151,318	(676,743)	10,755	188,881	14,506,450	140,563
PIPE Equity Partners, L.L.C.			29,749,977	—	(1,818,194)	(1,134,436)	(205,797)	26,591,550	—
PIPE Select Fund, L.L.C.			63,980,573	—	(3,481,599)	505,421	(6,345,358)	54,659,037	—
Parmenter Realty Fund IV L.P.			229,007	1,114,531	—	—	(37,500)	1,306,038	—
Private Equity Investment Fund IV, L.P.			6,663,885	68,437	(268,437)	(3,861)	(1,189)	6,458,835	—
Private Equity Investors Fund V, L.P.			19,417,620	2,461,000	(991,877)	647,449	(965,519)	20,568,673	5,193
Providence MBS Fund L.P.			53,696,346	—	—	—	129,378	53,825,724	—
PSAM WorldArb Partners, L.P.			35,854,916	—	—	—	(844,279)	35,010,637	—
Q Funding III, L.P.			14,605,260	—	—	(241)	(678,544)	13,926,475	—
Q4 Funding, L.P.			46,125,283	—	—	(97)	(2,798,168)	43,327,018	—
Saints Capital VI, L.P.			14,805,111	—	(110,484)	94,906	1,103,908	15,893,441	—
Salem Global Opportunity Fund, L.P.			36,246,648	—	(7,000,000)	235,650	716,038	30,198,336	—
SBC Latin America Housing US Fund, L.P.			291,118	—	—	—	(96,171)	194,947	—
Skopos Fund, LLC	223,783	111,892	41,882,594	—	(14,061,524)	558,919	(14,318,465)	14,061,524	—
Southport Energy Plus Partners, L.P.			76,305,105	—	(20,000,000)	2,624,397	(10,658,004)	48,271,498	—
Sovereign Capital Limited Partnership III			3,193,517	—	—	—	(137,421)	3,056,096	—
TAEF Fund, LLC			57,392,091	—	—	—	(10,091,967)	47,300,124	—
Tiger Consumer Partners, L.P.			45,984,102	—	—	—	287,362	46,271,464	—
Transwestern Mezzanine Realty Partners III, L.L.C.			4,732,656	4,395,219	(892,046)	—	(56,412)	8,179,417	117,206
Trivest Fund IV, L.P.			10,747,528	—	—	—	887,529	11,635,057	—
Trustbridge Partners II, L.P.			30,931,576	—	(973,967)	511,451	(554,763)	29,914,297	—
Trustbridge Partners III, L.P.			30,043,569	—	—	—	3,099	30,046,668	—
Tuckerbrook SB Global Distressed Fund I, L.P.			7,734,227	—	(1,078,756)	—	67,089	6,722,560	—
Valiant Capital Partners, L.P.			132,002,693	—	(4,169,485)	3,889,440	3,404,918	135,127,566	—
Value Partners Hedge Fund LLC			28,821,489	—	—	—	(3,775,021)	25,046,468	—
Velite Energy, L.P.			75,336,175	—	(15,000,000)	8,373,634	2,559,527	71,269,336	—
Visium Credit Opportunities Fund, L.P.		25,000	—	25,000,000	—	—	(427,670)	24,572,330	—
Waterstone Market Neutral Fund, L.P.			58,368,128	—	—	—	(2,914,173)	55,453,955	—
WestView Capital Partners II, L.P.			8,842,336	5,496,772	—	—	(550,930)	13,788,178	920,572
Whitebox Multi-Strategy Fund, L.P.			83,732,147	1,512,328	(11,512,328)	3,567,475	(7,662,233)	69,637,389	—

			$2,579,160,354	$62,050,743	$(143,844,855)	$21,823,470	$(124,543,875)	$2,394,645,837	$2,542,090

*	Sales include return of capital.
**	Affiliated investment based on capital commitment. No contributions have been made as of September 30, 2011.
***	Voting rights have been waived for these investments.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Institutional TEI Fund W, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 21, 2011

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 21, 2011

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 21, 2011

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 21, 2011